Property Plant and Equipment - Summary of Property Plant and Equipment (Detail) - USD ($) $ in Thousands		12 Months Ended
		Mar. 31, 2020	Mar. 31, 2019
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance		$ 13,499	$ 13,690
Ending balance		35,997	13,499
Impact of IFRS 16 [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	[1]	38,493
Ending balance	[1]		38,493
Previously Stated [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance		13,499
Ending balance			13,499
Cost [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance		53,354	26,067
Acquisitions through business combination		1,449	49
Reclassification from (to) assets held for sale	[2]		1,354
Additions		3,793	3,453
Disposals		(2,111)	(1,015)
Effect of movements in foreign exchange rates		(3,599)	(1,548)
Ending balance		56,860	53,354
Cost [Member] | Impact of IFRS 16 [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	[2]	24,994
Additions	[1]	3,974
Ending balance	[2]		24,994
Cost [Member] | Previously Stated [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance		28,360
Ending balance			28,360
Accumulated depreciation [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance		14,861	12,377
Reclassification from (to) assets held for sale	[2]		(203)
Depreciation for the year		4,063	3,895
Disposals		(1,972)	(906)
Effect of movements in foreign exchange rates		(1,373)	(708)
Ending balance		20,863	14,861
Accumulated depreciation [Member] | Impact of IFRS 16 [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Depreciation for the year	[1]	5,284
Land [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Ending balance		853
Land [Member] | Impact of IFRS 16 [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	[1]	879
Ending balance	[1]		879
Land [Member] | Previously Stated [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance		879
Ending balance			879
Land [Member] | Cost [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance		879		[1]
Reclassification from (to) assets held for sale	[2]		845
Effect of movements in foreign exchange rates		(26)	34
Ending balance		853	879
Land [Member] | Cost [Member] | Previously Stated [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance		879
Ending balance			879
Building (Owned)
Disclosure Of Property Plant And Equipment [Line Items]
Ending balance		31
Building (Owned) | Impact of IFRS 16 [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	[1]	90
Ending balance	[1]		90
Building (Owned) | Previously Stated [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance		90
Ending balance			90
Building (Owned) | Cost [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance		529		[1]
Reclassification from (to) assets held for sale	[2]		509
Effect of movements in foreign exchange rates		(16)	20
Ending balance		513	529
Building (Owned) | Cost [Member] | Previously Stated [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance		529
Ending balance			529
Building (Owned) | Accumulated depreciation [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance		439
Reclassification from (to) assets held for sale	[2]		(203)
Depreciation for the year		60	223
Effect of movements in foreign exchange rates		(17)	13
Ending balance		482	439
Buildings (Right-of-use)
Disclosure Of Property Plant And Equipment [Line Items]
Ending balance		23,330
Buildings (Right-of-use) | Impact of IFRS 16 [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	[1]	24,994
Ending balance	[1]		24,994
Buildings (Right-of-use) | Cost [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance		24,994
Acquisitions through business combination		945
Effect of movements in foreign exchange rates		(1,571)
Ending balance		28,342	24,994
Buildings (Right-of-use) | Cost [Member] | Impact of IFRS 16 [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	[2]	24,994
Additions	[1]	3,974
Ending balance	[2]		24,994
Buildings (Right-of-use) | Accumulated depreciation [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Effect of movements in foreign exchange rates		(272)
Ending balance		5,012
Buildings (Right-of-use) | Accumulated depreciation [Member] | Impact of IFRS 16 [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Depreciation for the year	[1]	5,284
Computers [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance			6,312
Ending balance		4,776
Computers [Member] | Impact of IFRS 16 [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	[1]	5,675
Ending balance	[1]		5,675
Computers [Member] | Previously Stated [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance		5,675
Ending balance			5,675
Computers [Member] | Cost [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance		15,914	15,438
Acquisitions through business combination		14	32
Additions		1,903	2,036
Disposals		(1,287)	(644)
Effect of movements in foreign exchange rates		(1,143)	(948)
Ending balance		15,401	15,914
Computers [Member] | Cost [Member] | Previously Stated [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance		15,914
Ending balance			15,914
Computers [Member] | Accumulated depreciation [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance		10,239	9,126
Depreciation for the year		2,349	2,243
Disposals		(1,201)	(591)
Effect of movements in foreign exchange rates		(762)	(539)
Ending balance		10,625	10,239
Furniture and Fixtures [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance			614
Ending balance		537
Furniture and Fixtures [Member] | Impact of IFRS 16 [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	[1]	527
Ending balance	[1]		527
Furniture and Fixtures [Member] | Previously Stated [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance		527
Ending balance			527
Furniture and Fixtures [Member] | Cost [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance		917	871
Acquisitions through business combination		191	6
Additions		79	110
Disposals		(15)	(18)
Effect of movements in foreign exchange rates		(79)	(52)
Ending balance		1,093	917
Furniture and Fixtures [Member] | Cost [Member] | Previously Stated [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance		917
Ending balance			917
Furniture and Fixtures [Member] | Accumulated depreciation [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance		390	257
Depreciation for the year		208	153
Disposals		(5)	(7)
Effect of movements in foreign exchange rates		(37)	(13)
Ending balance		556	390
Office Equipment [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance			1,006
Ending balance		723
Office Equipment [Member] | Impact of IFRS 16 [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	[1]	709
Ending balance	[1]		709
Office Equipment [Member] | Previously Stated [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance		709
Ending balance			709
Office Equipment [Member] | Cost [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance		1,952	1,935
Acquisitions through business combination		93	10
Additions		319	149
Disposals		(183)	(29)
Effect of movements in foreign exchange rates		(134)	(113)
Ending balance		2,047	1,952
Office Equipment [Member] | Cost [Member] | Previously Stated [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance		1,952
Ending balance			1,952
Office Equipment [Member] | Accumulated depreciation [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance		1,243	929
Depreciation for the year		332	388
Disposals		(168)	(24)
Effect of movements in foreign exchange rates		(83)	(50)
Ending balance		1,324	1,243
Motor Vehicles [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance			660
Ending balance		1,180
Motor Vehicles [Member] | Impact of IFRS 16 [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	[1]	682
Ending balance	[1]		682
Motor Vehicles [Member] | Previously Stated [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance		682
Ending balance			682
Motor Vehicles [Member] | Cost [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance		1,497	1,401
Acquisitions through business combination		71	1
Additions		864	335
Disposals		(526)	(155)
Effect of movements in foreign exchange rates		(127)	(85)
Ending balance		1,779	1,497
Motor Vehicles [Member] | Cost [Member] | Previously Stated [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance		1,497
Ending balance			1,497
Motor Vehicles [Member] | Accumulated depreciation [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance		815	741
Depreciation for the year		331	248
Disposals		(499)	(130)
Effect of movements in foreign exchange rates		(48)	(44)
Ending balance		599	815
Leasehold Improvements [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance			5,048
Ending balance		4,477
Leasehold Improvements [Member] | Impact of IFRS 16 [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	[1]	4,848
Ending balance	[1]		4,848
Leasehold Improvements [Member] | Previously Stated [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance		4,848
Ending balance			4,848
Leasehold Improvements [Member] | Cost [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance		6,583	6,372
Acquisitions through business combination		135
Additions		623	782
Disposals		(100)	(169)
Effect of movements in foreign exchange rates		(499)	(402)
Ending balance		6,742	6,583
Leasehold Improvements [Member] | Cost [Member] | Previously Stated [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance		6,583
Ending balance			6,583
Leasehold Improvements [Member] | Accumulated depreciation [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance		1,735	1,324
Depreciation for the year		783	640
Disposals		(99)	(154)
Effect of movements in foreign exchange rates		(154)	(75)
Ending balance		2,265	1,735
Capital work in progress [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance			50
Ending balance		90
Capital work in progress [Member] | Impact of IFRS 16 [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	[1]	89
Ending balance	[1]		89
Capital work in progress [Member] | Previously Stated [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance		89
Ending balance			89
Capital work in progress [Member] | Cost [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance		89	50
Additions		5	41
Effect of movements in foreign exchange rates		(4)	(2)
Ending balance		90	89
Capital work in progress [Member] | Cost [Member] | Previously Stated [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance		$ 89
Ending balance			$ 89

[1]	Upon adoption of IFRS 16, the Group has recognised right-of-use assets and lease liabilities and also charged depreciation on these assets.
[2]	During the year ended March 31, 2019, the criteria for held for sale is no longer met, consequently the Company has reclassified the assets held for sale to property, plant and equipment.